Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2021	197,668	1,437	4,258	74	203,437
Additions, net	173,542	1,426	1,961	(41)	176,888
Depreciation	(14,655)	(1,223)	(1,396)	(16)	(17,290)
As of December 31, 2021	356,555	1,640	4,823	17	363,035
Additions/(write-offs), net	114,271	896	(1,238)	—	113,929
Depreciation	(57,675)	(1,674)	(1,127)	(3)	(60,479)
As of December 31, 2022	413,151	862	2,458	14	416,485

Schedule of analysis of lease liabilities

	Lease Liabilities
	2021	2022
As of January 1,	196,170	302,850
Additions, net	121,520	75,788
Interest expense on leases (Note 19)	10,269	13,639
Payments	(25,109)	(55,901)
As of December 31,	302,850	336,376
Lease liabilities, current portion	30,905	48,548
Lease liabilities, non-current portion	271,945	287,828
Total	302,850	336,376